Stockholders' Deficit - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Apr. 28, 2023	Sep. 30, 2024	Dec. 31, 2023	Apr. 16, 2024	Dec. 31, 2022	Nov. 02, 2021
Class of Stock [Line Items]
Preferred stock shares authorized		1,000,000	1,000,000		1,000,000
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares issued		0	0		0
Preferred stock shares outstanding		0	0		0
Common stock par or stated value per share				$ 0.0001
Common stock shares issued				7,327,478
Common stock shares outstanding				7,327,478
Common Stock Subject To Possible Redemption		738,146	1,577,478		23,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, voting rights		one vote	one vote
Common stock shares authorized		100,000,000	100,000,000		100,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		5,500,000	5,500,000	7,077,478	0
Common stock shares outstanding		5,500,000	5,500,000	7,077,478	0
Common Stock Subject To Possible Redemption		738,146	1,577,478		23,000,000
Stock conversion basis		one-for-one	one-for-one
Conversion of stock, shares issued	5,500,000
Common Class A [Member] | Conversion of Class B to Class A [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued	5,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, voting rights		one vote	one vote
Common stock shares authorized		10,000,000	10,000,000		10,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		250,000	250,000	250,000	5,750,000
Common stock shares outstanding		250,000	250,000	250,000	5,750,000
Common stock, threshold percentage on conversion of shares		20.00%	20.00%
Common Class B [Member] | Conversion of Class B to Class A [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted	5,500,000